Notes to the consolidated statements of income - Net interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to the consolidated statements of income
Net interest	€ 368,019	€ 429,444	€ 301,062
Interest expense	409,978	491,061	448,471
Interest income	€ 41,959	€ 61,617	€ 147,409